Credit risk management - Collateral held (Details)	Sep. 30, 2025	Sep. 30, 2024
Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	88.90%	89.60%
Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.60%	4.20%
Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.50%	6.20%
Performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.20%	9.70%
Performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.60%	11.10%
Performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	85.20%	79.20%
Performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	67.30%	68.10%
Performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.70%	14.20%
Performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.00%	17.70%
Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	74.90%	79.00%
Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	17.20%	13.40%
Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	7.90%	7.60%
Non-performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	88.80%	91.50%
Non-performing loans | Housing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	11.20%	8.50%
Non-performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.60%	23.20%
Non-performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	95.40%	76.80%
Non-performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	54.60%	56.70%
Non-performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	27.90%	23.40%
Non-performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	17.50%	19.90%
Parent Entity | Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.10%	89.90%
Parent Entity | Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.50%	4.10%
Parent Entity | Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.40%	6.00%
Parent Entity | Performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	11.30%	10.70%
Parent Entity | Performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	5.20%	12.20%
Parent Entity | Performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	83.50%	77.10%
Parent Entity | Performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	67.50%	68.30%
Parent Entity | Performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.60%	14.10%
Parent Entity | Performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	17.90%	17.60%
Parent Entity | Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	76.10%	80.00%
Parent Entity | Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	16.30%	12.70%
Parent Entity | Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	7.60%	7.30%
Parent Entity | Non-performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.40%	91.80%
Parent Entity | Non-performing loans | Housing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.60%	8.20%
Parent Entity | Non-performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.90%	24.40%
Parent Entity | Non-performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	95.10%	75.60%
Parent Entity | Non-performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	57.90%	59.70%
Parent Entity | Non-performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	26.10%	21.70%
Parent Entity | Non-performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	16.00%	18.60%